Consolidated Statements of Financial Position - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	₽ 55,754	₽ 29,970
Right-of-use assets	68,439	39,940
Intangible assets	661	1,171
Investments in an associate	1,269	1,238
Deferred tax assets	133	80
Other financial assets	2,610	2,312
Other non-financial assets	1,052	41
Total non-current assets	129,918	74,752
Current assets
Inventories	34,615	26,362
Accounts receivable	7,151	6,611
Other financial assets	3,488	32
Other non-financial assets	13,014	4,107
VAT receivable	1,025	3,440
Short-term bank deposits	0	17,954
Loans to customers	5,141	43
Cash and cash equivalents	90,469	108,037
Total current assets	154,903	166,586
Total assets	284,821	241,338
Equity
Share capital	12	12
Share premium	135,523	134,924
Treasury shares	(1)	(1)
Equity-settled employee benefits reserves	18,200	7,800
Other capital reserves	(70)	(3)
Accumulated losses	(170,311)	(112,124)
Total equity	(16,647)	30,608
Non-current liabilities
Borrowings	38,900	50,577
Lease liabilities	64,151	34,770
Derivative liabilities	3,000	594
Deferred tax liabilities	21	46
Deferred income	230	289
Trade and other payables	292	518
Total non-current liabilities	106,594	86,794
Current liabilities
Trade and other payables	94,749	89,273
Borrowings	55,215	11,539
Lease liabilities	10,344	7,697
Taxes payable	1,654	1,077
Accrued expenses	8,936	4,716
Contract liabilities and deferred income	17,838	9,634
Customer deposits and other financial liabilities	6,138	0
Total current liabilities	194,874	123,936
Total liabilities	301,468	210,730
Total equity and liabilities	₽ 284,821	₽ 241,338